J.P. MORGAN ACCESS MULTI-STRATEGY FUND II

270 Park Avenue

New York, New York 10017

January 12, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	J. P. Morgan Access Multi-Strategy Fund II (File No. 811-22575) (the “Fund”)

Ladies and Gentlemen:

We hereby submit via EDGAR post-effective amendment No. 18 to the Fund’s registration statement on Form N-2. This amendment is being filed for the purpose of making a correction to the termination date of the Fund’s expense limitation agreement and updating the information contained in “Appendix A: Additional Disclosure – Trustees” section to reflect updates to the Fund’s Trustees.

If you have any questions, please call me at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary